Guarantees, commitments, pledged assets and contingencies - Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2021	Oct. 31, 2020
Financial guarantees [member] | Financial standby letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 16,867	$ 17,141
Commitments to extend credit [member] | Backstop liquidity facilities [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	38,405	40,212
Commitments to extend credit [member] | Credit enhancements [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	2,537	2,664
Commitments to extend credit [member] | Documentary and commercial letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	447	286
Commitments to extend credit [member] | Other commitments to extend credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	248,522	239,077
Other Credit-Related Commitments [Member] | Securities lending indemnifications [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	99,797	77,953
Other Credit-Related Commitments [Member] | Performance guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	7,195	7,040
Other Credit-Related Commitments [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	326	1,030
Other Credit-Related Commitments [Member] | Sponsored Member Guarantees [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 142	$ 1,302